China Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
China Contribution Plan [Abstract]
Contributed total	$ 533,622	$ 480,673	$ 270,943